Accounts receivable and unbilled receivable (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts Receivable And Unbilled Receivable Abstract
Shedule of accounts receivables
	2022	2021
	In thousands of USD
Accounts receivables	$3,117	$3,539
Unbilled receivables	428	403
Total	$3,545	$3,942